Income Taxes - Schedule of Provision For Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Canadian statutory income tax rate	26.50%	27.00%	27.00%
Income tax provision at statutory rate	$ 1,313	$ 951	$ 776
UK PRT and other taxes	(76)	(3)	(67)
Impact of deductible UK PRT and other taxes on corporate income tax	32	3	28
Foreign and domestic tax rate differentials	(48)	6	(43)
Non-taxable portion of capital (gains) losses	(65)	142	(86)
Stock options exercised for common shares	47	(41)	33
Income tax rate and other legislative changes	(1,618)	0	10
Non-taxable gain on corporate acquisitions	0	(119)	(63)
Revisions arising from prior year tax filings	(41)	(136)	(3)
Change in unrecognized capital loss carryforward asset	(65)	142	(86)
Other	61	(14)	(23)
Income tax (recovery) expense	$ (460)	$ 931	$ 476